Rule 497(e)
                              File No.2-89550


       FutureFunds Series Account of Great-West Life & Annuity Insurance Company

                                             June 1, 1998


Insert on page 1 of the prospectus:

Effective June 1, 1998, two additional Investment Divisions will be available for allocation of Contributions. These Investment Divisions invests exclusively in corresponding Portfolios of Janus Aspen Series ("Janus Aspen") and the SteinRoe Variable Investment Trust ("SteinRoe"), respectively. Prospectuses for the Janus Aspen and SteinRoe Portfolios accompany this prospectus and should be read carefully. The new Investment Divisions will invest in shares of the following portfolios:

The Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its objective primarily through investments in common stocks of foreign and domestic issuers. This Investment Division is not available on all plans. Please contact your registered representative for more information.

The Stein Roe Balanced Fund, Variable Series seeks high total investment return through investment in a changing mix of securities. The Portfolio's assets are allocated among equities, debt securities and cash. This Investment Division is not available on all plans. Please contact your registered representative for more information.

The FEE TABLE on page 6 of the prospectus is amended to add the following tables after the tables for "Fidelity VIP Portfolio Annual Expenses."

Janus Aspen Series Annual Expenses
(as a percentage of Janus Aspen Series' average net assets)

                      Janus Aspen Worldwide Growth Portfolio
Management Fee        .66%

Other Expenses        .08%

Total Expenses:       .74%1

1 Management fees for this Portfolio reflect a reduced fee schedule effective July 1, 1997. The management fee for the Portfolio reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on the gross expenses of the shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information is net of fee reductions from Janus. Fee reductions reduce the management fee to the level of the corresponding Janus Retail fund. Without such reductions, the Management Fee, Other Expenses and Total Expenses would have been .72%, .09% and .81% respectively. Janus may modify or terminate the fee reductions at any time upon at least 90 days' notice to the Portfolio's Trustees.

SteinRoe Variable Investment Trust Annual Expenses
(as a percentage of SteinRoe Variable Investment Trust's average net assets)

                      Stein Roe Balanced Fund, Variable Series
Management Fee        .45%

Other Expenses        .15%

Total Expenses:       .60%2

2 The Portfolio generally will pay all its expenses, other than those borne by Stein Roe & Farnham. Stein Roe & Farnham has voluntarily agreed until April 30, 1999 to reimburse all expenses, including management fees, incurred by the Portfolio exceeding .75%.

The EXAMPLES on page 6 and 7 of the prospectus are amended to add Janus Aspen Worldwide Growth and Stein Roe Balanced Investment Divisions to the tables as follows:

Example 1:
If you do not take a distribution from your contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge under any contract:

                                    1 Year       3 Year        5 Year       10 Year
----------------------------------- ------------ ------------- ------------ -------------
Janus Aspen Worldwide Growth        $20.79       $67.41        $121.44      $295.24
----------------------------------- ------------ ------------- ------------ -------------
Stein Roe Balanced                  $19.35       $62.82        $113.33      $276.44

Example 2:
If you take a distribution in whole from your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge under any contract:

                                    1 Year       3 Year        5 Year       10 Year
----------------------------------- ------------ ------------- ------------ -------------
Janus Aspen Worldwide Growth        $80.79       $127.41       $181.44      $295.24
----------------------------------- ------------ ------------- ------------ -------------
Stein Roe Balanced                  $79.35       $122.82       $173.33      $276.44

Insert at the bottom of page 15 of the prospectus the following:

The  Janus  Aspen  and  SteinRoe  Investment   Divisions  have  no  standardized
performance. Standardized performance information will be included in the prospectus when it becomes available.

Insert on page 16, 17, 18, 19 of the prospectus under the respective table for Annual Average Total Returns

The following table illustrates Average Annual Total Return assuming an assessment of a 6% Contingent Deferred Sales Charge of all contributions made within the last 72 months(*) for NQDC, Section 415(m), Section 401(k) and certain 401(a) and 457 retirement programs.

                 INVESTMENT                                                          Before      After      Before        After
                  DIVISION                 Before   After     Before    After         CDSC       CDSC        CDSC         CDSC
                                                     CDSC      CDSC      CDSC      10          10         10           10
                                            CDSC       1         5         5      Years or   Years or    Years or     Years or
                                               1     Year     Years     Years        Life        Life       Life of      Life of
                                            Year                                     of         of
                                                                                                        Underlying   Underlying
                                                                                 Investment  Investment     Fund         Fund
                                                                                                         Portfolio    Portfolio
                                                                                  Division   Division
    Janus Aspen Worldwide Growth                    14.62%       N/A     N/A        N/A         N/A       21.42%       20.68%
                                           20.62%
Stein Roe Balanced                                  9.37%               10.19%      N/A         N/A       11.70%       11.70%
                                           15.37%             10.99%

The following table illustrates Average Annual Total Return assuming an assessment of a 5% Contingent Deferred Sales Charge for the first 4 years, 4% for years 5 through 9, 3% for years 10 through 14 (*) for certain NQDC, and
Section 403(b), 457, and 415(m) retirement programs.

                 INVESTMENT                                                          Before      After      Before        After
                  DIVISION                 Before   After     Before    After         CDSC       CDSC        CDSC         CDSC
                                                       CDSC      CDSC      CDSC      10          10         10           10
                                            CDSC       1         5         5      Years or   Years or    Years or     Years or
                                               1     Year     Years     Years        Life        Life       Life of      Life of
                                            Year                                     of         of
                                                                                                        Underlying   Underlying
                                                                                 Investment  Investment     Fund         Fund
                                                                                                         Portfolio    Portfolio
                                                                                  Division   Division
    Janus Aspen Worldwide Growth                    14.59%       N/A     N/A        N/A         N/A       21.42%       19.98%
                                           20.62%
Stein Roe Balanced                                  9.60%               10.09%      N/A         N/A       11.70%       11.19%
                                           15.37%             10.99%

The following table illustrates Average Annual Total Return assuming an assessment of a 5% Contingent Deferred Sales Charge effective for the first 5 contract years(*) for certain NQDC and Section 403(b) 457 and 415(m) retirement programs.

                 INVESTMENT                                                          Before      After      Before        After
                  DIVISION                 Before   After     Before    After         CDSC       CDSC        CDSC         CDSC
                                                       CDSC      CDSC      CDSC      10          10         10           10
                                            CDSC       1         5         5      Years or   Years or    Years or     Years or
                                               1     Year     Years     Years        Life        Life       Life of      Life of
                                            Year                                     of         of
                                                                                                        Underlying   Underlying
                                                                                 Investment  Investment     Fund         Fund
                                                                                                         Portfolio    Portfolio
                                                                                  Division   Division
    Janus Aspen Worldwide Growth                    14.59%       N/A     N/A        N/A         N/A       21.42%       19.98%
                                           20.62%
Stein Roe Balanced                                  9.60%               9.86%       N/A         N/A       11.70%       11.70%
                                           15.37%             10.99%

The following table illustrates Average Annual Total Return assuming no Contingent Deferred Sales Charge for certain NQDC, and Section 403(b) 457 and 415(m) retirement programs.

                 INVESTMENT                       1 Year            5 Years             10 Years or             10 Years or
                  DIVISION                                                                Life of                 Life of
                                                                                        Investment               Underlying
                                                                                         Division              Fund Portfolio
    Janus Aspen Worldwide Growth                  20.62%              N/A                 N/A                    21.42%
Stein Roe Balanced                                15.37%             10.99%               N/A                    11.70%





Insert on page 20 of the prospectus in the table illustrating Portfolio and Investment Division inception dates the following at the end of that table:

         INVESTMENT DIVISION                Portfolio Inception Date          Investment Division
                                                                            Inception In Contract(1)
    Janus Aspen Worldwide Growth               September 13, 1993                June 1, 1998
Stein Roe Balanced                             January 1, 1989                   June 1, 1998

Insert on page 29 of the prospectus under the heading Investment Advisers the following at the end of that section:

    Janus Capital Corporation ("Janus") is the investment adviser to the Janus Aspen Worldwide Growth Portfolio. As such, Janus is responsible for the day to day management of the Janus Aspen Worldwide Growth Portfolio. Janus has served as investment adviser to the Janus Funds' since their inception in 1970. In addition to advice and recommendations concerning the Portfolio's investments, Janus also furnishes certain administrative, compliance and accounting services and may be reimbursed by the Portfolio for its costs in providing those services.

    Janus is a Colorado corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal address is 100 Fillmore Street, Suite 300, Denver, Colorado 80206. The Portfolio pays Janus a management fee, calculated daily at the annual rate of 1.00% on the first $30 million, .75% on the next $270 million, .70% on the next $200 million and .65% on amounts over $500 million of the average daily net assets of the Portfolio. Janus has agreed to reduce the advisory fee to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding with the Portfolio. Janus may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate of the Janus Worldwide Fund was .65% for the quarter ended March 31, 1998.

    Stein Roe & Farnham Incorporated ("Stein Roe & Farnham") is the investment adviser to the Stein Roe Balanced Fund, Variable Series Portfolio subject to the direction of its Board of Trustees. Stein Roe & Farnham, One South Wacker Drive, Chicago, Illinois 60606 has provided investment advisory and administrative services since 1932.

    The Portfolio pays Stein Roe & Farnham annual fees for investment advisory and administrative services based on the following schedules. All fees are computed and accrued daily and paid monthly. The fee for the Portfolio is at the annual rate of .45% (for investment advisory services) and .15% (for administrative services) of the average daily net asset value. The Portfolio generally will pay all its expenses, other than those borne by Stein Roe & Farnham. Stein Roe & Farnham has voluntarily agreed until April 30, 1999 to reimburse all expenses, including management fees, incurred by the Portfolio exceeding .75%.